Marketable securities (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Marketable Securitie [Abstract]
WonderFi Technologies Inc.	$ 8,698	$ 25,654
Bitcoin ETFs	3,563	119
Others	2,330	312
Total	$ 14,591	$ 26,085